SPDR® Series Trust
Supplement Dated April 28, 2011
to the
SPDR® Barclays Capital Emerging Markets Local Bond ETF
Prospectus Dated February 23, 2011
Portfolio management information with is hereby revised as set forth below. All information with respect to John Hutson is hereby removed from the Prospectus.
In the Portfolio Management section on page 4 of the Prospectus, the “Portfolio Managers” disclosure is deleted and replaced with the following:
PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Abhishek Kumar and John Philpot.
ABHISHEK KUMAR is an Investment Manager at SSgA LTD. He joined SSgA LTD in September 2010.
john philpot is a Co-Head of the London Fixed Income Beta Solutions team at SSgA LTD. He joined SSgA LTD in August 2000.
On page 10 in the Management section of the Prospectus, the following portfolio manager biography is hereby inserted:
ABHISHEK KUMAR. Abhishek Kumar is an Investment Manager within the Fixed Income Beta Solutions group at SSgA LTD, having joined the company in September, 2010. He is responsible for the management of both credit and government index fixed income portfolios. Previously, Mr. Kumar spent three years at ICICI Bank UK PLC as an Assistant Portfolio Manager. Mr. Kumar has a Masters in Management from ESCP Europe, Paris and Post Graduate Diploma in Management from Indian Institute of Management Lucknow, India. He has also received a Bachelors degree in Mechanical Engineering from Indian Institute of Technology Kharagpur, India. Mr. Kumar has completed all three levels of the CFA Program.
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SPDR® Series Trust
Supplement Dated April 28, 2011
to the
SPDR® Barclays Capital Emerging Markets Local Bond ETF
Statement of Additional Information (“SAI”)
Dated February 23, 2011
The table on page 22 of the SAI that lists the portfolio managers responsible for the day-to-day management of the SPDR Barclays Capital Emerging Markets Local Bond ETF is deleted and replaced with the following:

Fund	Portfolio Managers
SPDR Barclays Capital Emerging Markets Local Bond ETF	Abhishek Kumar and John Philpot
The information on Other Accounts Managed on page 22 of the SAI is deleted and replaced with the following:
Other Accounts Managed as of February 28, 2011

	Registered		Pooled				Total
	Investment	Assets	Investment	Assets		Assets	Assets
Portfolio	Company	Managed	Vehicle	Managed	Other	Managed	Managed
Manager	Accounts	(billions)*	Accounts	(billions)*	Accounts	(billions)*	(billions)*
Abhishek Kumar	1	$0.29	2	$2.53	9	$3.15	$5.97
John Philpot	0	$0	1	$0.46	7	$5.44	$5.90

*	There are no performance fees associated with these portfolios.
The information on beneficial ownership of Fund Shares on page 22 is deleted and replaced with the following:
The following table lists the dollar range of Fund Shares beneficially owned by the portfolio managers of the SPDR Barclays Capital Emerging Markets Local Bond ETF as of February 28, 2011:

Dollar Range of Fund
Shares Beneficially Owned
Abhishek Kumar	None
John Philpot	None
All information with respect to John Hutson is hereby removed from the SAI.
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SPDR® Series Trust
Supplement Dated April 28, 2011
to the
Prospectus Dated October 31, 2010, as supplemented
Portfolio management information with respect to SPDR® Barclays Capital International Corporate Bond ETF is hereby revised as set forth below, which replaces the applicable information on pages 74, 89 and 92 in the Prospectus. Information with respect to a new portfolio manager for SPDR® Barclays Capital International Corporate Bond ETF follows below. All information with respect to John Hutson is hereby deleted from the Prospectus.
In the Portfolio Management section on page 74 of the Prospectus, the “Portfolio Managers” disclosure is deleted and replaced with the following:
PORTFOLIO MANAGERS
The professionals primarily responsible for the day-to-day management of the Fund are Stephen Yeats and John Philpot.
Stephen Yeats is an Investment Manager at SSgA LTD. He joined SSgA LTD in February 2007.
john philpot is a Co-Head of the London Fixed Income Beta Solutions team at SSgA LTD. He joined SSgA LTD in August 2000.
In the list of portfolio managers and corresponding funds on page 89 of the Prospectus, the table of portfolio managers with regard to the SPDR Barclays Capital International Corporate Bond ETF now reads as follows:

Portfolio Managers	Fund
Stephen Yeats and John Philpot	SPDR Barclays Capital International Corporate Bond ETF
On page 92 in the Management section of the Prospectus, the following portfolio manager biography is hereby inserted:
JOHN PHILPOT. John Philpot is Co-Head of the London Fixed Income Beta Solutions team. Mr. Philpot is mainly responsible for overseeing a wide range of investment grade mandates, including government, corporate and inflation linked bonds. Mr. Philpot also oversees operational activities for the Fixed Income Beta Solutions team. Prior to commencing his current role, Mr. Philpot managed a range of broad investment grade and inflation linked portfolios. Previously Mr. Philpot worked as a Senior Portfolio Analyst, also at SSgA LTD. Mr. Philpot earned his BSc (Honours) from the University of London, and has obtained the Investment Management Certificate.
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SPDR® Series Trust
Supplement Dated April 28, 2011
to the
Statement of Additional Information (“SAI”)
Dated October 31, 2010, as supplemented
The table starting on page 55 of the SAI that lists the funds and their respective portfolio managers is hereby revised with respect to SPDR Barclays Capital International Corporate Bond ETF as presented below:

Fund	Portfolio Managers
SPDR Barclays Capital International Corporate Bond ETF	Stephen Yeats and John Philpot
The following information is hereby added to the section Management of the Trust — Other Accounts Managed on page 59 of the SAI:
Other Accounts Managed as of February 28, 2011

	Registered		Pooled				Total
	Investment	Assets	Investment	Assets		Assets	Assets
Portfolio	Company	Managed	Vehicle	Managed	Other	Managed	Managed
Manager	Accounts	(billions)*	Accounts	(billions)*	Accounts	(billions)*	(billions)*
John Philpot	0	$0	1	$0.46	7	$5.44	$5.90

*	There are no performance fees associated with these portfolios.
The following information is hereby added to the table of Fund Shares beneficially owned by the portfolio managers of the SPDR Barclays Capital International Corporate Bond ETF on page 59 of the SAI:
The following table lists the dollar range of Fund Shares beneficially owned by the portfolio managers of the SPDR Barclays Capital International Corporate Bond ETF as of February 28, 2011:

Dollar Range of Fund
Shares Beneficially Owned
John Philpot	None
All information with respect to John Hutson is hereby removed from the SAI.
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